Prepaid expenses (Current) (Tables)	12 Months Ended
Dec. 31, 2025
Current prepayments [abstract]
Schedule of current prepaid expenses	The current prepaid expenses are composed of prepayments which are detailed below:

	As of December 31,
(in thousands of $)	2025	2024	2023
Prepaid research and development expenses	$214,631	$110,249	$71,201
Prepaid software	50,148	18,564	6,240
Prepaid inventory	19,249	34,753	22,460
Prepaid advertising expenses	12,711	9,463	19,933
Other prepaid expenses	31,737	14,919	14,238
Total prepaid expenses	$328,476	$187,948	$134,072